CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 4,005,568	$ 580,753	¥ 5,764,513	¥ 3,495,709
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustment	59,157	8,577	(36,541)	(99,297)
Other comprehensive (loss) income	59,157	8,577	(36,541)	(99,297)
Total comprehensive income	4,064,725	589,330	5,727,972	3,396,412
Comprehensive loss attributable to non-controlling interests	18,605	2,697	17,212	897
Comprehensive income attributable to ordinary shareholders	¥ 4,083,330	$ 592,027	¥ 5,745,184	¥ 3,397,309